Noncontrolling Interest (Details) ¥ in Thousands			12 Months Ended
	Nov. 08, 2020	Jun. 02, 2016 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 15, 2020 USD ($)	Oct. 15, 2020 CNY (¥)	May 06, 2019 USD ($)	May 06, 2019 CNY (¥)	Apr. 10, 2018 USD ($)	Apr. 10, 2018 CNY (¥)	Jan. 31, 2017
Noncontrolling Interest (Details) [Line Items]
Dividends declared							$ 519,000	¥ 3,500	$ 460,000	¥ 3,000	$ 766,000	¥ 5,000
Distribution of dividend to noncontrolling investor | $			$ (254,262)		$ (213,722)	$ (355,232)
Increase in registered capital			363,000	¥ 2,450
Unreceived dividend declared			254,000	1,720
Additional cash investment			$ 109,000	730
Registered capital				¥ 4,900
Equity exchange agreement, description	the Company entered into an equity exchange agreement with Jiate, pursuant to which the Company agreed to acquire Jiate’s 49% of equity interest in HTCC for the consideration of RMB 5.42 million (approximately $830,000). The transfer of ownership effectively occurred on November 8, 2020, upon which the Company holds 100% of equity interest in HTCC. The consideration was paid in full on January 5, 2021.
Jiate [Member]
Noncontrolling Interest (Details) [Line Items]
Percentage of equity interest				49.00%									49.00%
Capital amount		¥ 4,900
Taiying [Member]
Noncontrolling Interest (Details) [Line Items]
Percentage of equity interest				51.00%
Capital amount		¥ 5,100